  As Filed with the Securities and Exchange Commission on September 23, 2003


                                             1933 Act Registration No. 333-93875
                                             1940 Act Registration No. 811-09763
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, DC 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                     POST-EFFECTIVE AMENDMENT NO. 8     /X/

                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                 AMENDMENT NO. 26      /X/

                 LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES
                           (Exact Name of Registrant)

                        Lincoln ChoicePlus/ChoicePlus II
                         ChoicePlus Assurance (B Share)


                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                               (Name of Depositor)

                         100 Madison Street, Suite 1860
                               Syracuse, NY 13202
              (Address of Depositor's Principal Executive Offices)

                Depositor's Telephone Number, Including Area Code
                                  (315)428-8400

                           Robert O. Sheppard, Esquire
                   Lincoln Life & Annuity Company of New York
                               100 Madison Street
                                   Suite 1860
                            Syracuse, New York 13202
                      (Name & Address of Agent for Service)

                                    COPY TO:

                            Mary Jo Ardington, Esq.
                  The Lincoln National Life Insurance Company
                             1300 S. Clinton Street
                              Post Office Box 1110
                           Fort Wayne, Indiana 46801

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/X/ immediately upon filing pursuant to paragraph (b) of Rule 485

/ / on May 1, 2003, pursuant to paragraph (b)

/ / 60 days after filing pursuant to paragraph (a)(i) of Rule 485

/ / on                 , pursuant to paragraph (a)(i) of Rule 485

Title of Securities: Interests in a separate account under individual flexible payment deferred variable annuity contracts.

                   Lincoln Life & Annuity Company of New York

                Lincoln New York Account N for Variable Annuities


                              Lincoln ChoicePlus II
                           Lincoln ChoicePlus II Bonus
                          Lincoln ChoicePlus II Advance
                     Lincoln ChoicePlus Assurance (B Share)
                     Lincoln ChoicePlus Assurance (L Share)
                      Lincoln ChoicePlus Assurance (Bonus)
                       (each referred to as "ChoicePlus")


                       Supplement dated September 29, 2003
                       to the Prospectus dated May 1, 2003

Please keep this Supplement with your current ChoicePlus Prospectus and retain it for reference.

The following information concerning the fixed side of the contract described in your prospectus applies to all contracts issued after September 30, 2003:

    1. The only fixed account available is for dollar cost averaging purposes.

    2. The dollar cost averaging fixed account is limited to purchase payments only. Transfers of contract value may not be made into the dollar cost averaging fixed account.

    3. The minimum interest rate payable on money in the dollar cost averaging fixed account is guaranteed to be not less than an annual effective rate of 1.5% per year.

                Please keep this Supplement for future reference.

                   Lincoln Life & Annuity Company of New York

                Lincoln New York Account N for Variable Annuities
                              Lincoln ChoicePlus II

                       Supplement dated September 29, 2003
                       to the Prospectus dated May 1, 2003

Please keep this Supplement with your current Lincoln ChoicePlus II Prospectus and retain it for reference. This Supplement introduces the Principal Security(SM) Benefit Rider.

The Principal Security(SM) Benefit Rider is available for purchase with nonqualified annuity contracts and IRAs. IRA contractowners must be under age
81. This Rider provides a Guaranteed Amount equal to the initial purchase payment (or contract value if elected after contract issue) as adjusted for purchase payments and withdrawals in accordance with the provisions set forth below. You may access this benefit through periodic withdrawals. Once the Rider has been in effect for at least five years, you have the opportunity to reset the Guaranteed Amount to a higher level (the contract value at the time of the reset). If you elect this Rider, the fixed account is not available except for dollar cost averaging of the purchase payments. There is no guarantee that the Rider will be available in the future as we reserve the right to discontinue this Rider at any time.

Effective Date

If the Rider is elected at contract issue, then the Rider will be effective on the contract's effective date. If the Rider is elected after the contract is issued (by sending a written request to our servicing office), the Rider will be effective on the next valuation date following approval by us. You cannot elect the Rider on or after the annuity commencement date.

Charges for the Rider

     The annual charge is currently 0.45% of the Guaranteed Amount as adjusted. The guaranteed annual maximum charge in the event of a reset of the Guaranteed Amount is 0.95%.

During the accumulation period, there is a charge for the Principal Security(SM) Benefit Rider, if elected. We will deduct the cost of this Rider from the contract value on a quarterly basis, with the first deduction occurring on the valuation date on or next following the three-month anniversary of the effective date of the Rider. This deduction will be made in proportion to the value in each subaccount on the valuation date the Rider charge is assessed. The charge will not apply to any portion of the Guaranteed Amount in the dollar cost averaging fixed account. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount.

If you reset the Guaranteed Amount, a pro-rata deduction of the Rider charge based on the Guaranteed Amount immediately prior to the reset will be made on the valuation date of the reset. This deduction covers the cost of the Rider from the time of the previous deduction to the date of the reset. At the time of the reset, the Rider charge may increase, but it will never exceed the guaranteed maximum annual charge of 0.95%. After a reset, we will deduct the Rider charge for the reset Guaranteed Amount on a quarterly basis, beginning on the valuation date on or next following the three-month anniversary of the reset. If you never reset your Guaranteed Amount, your percentage Rider charge will never change, although the amount we deduct for the charge will change as the Guaranteed Amount changes. The Rider charge will be discontinued upon the earlier of the annuity commencement date or termination of the Rider. The pro-rata amount of the Rider charge will be deducted upon termination of the Rider or surrender of the contract.

The Example below is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds and that the EGMDB and Principal Security(SM) Benefit are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     1) If you surrender your contract at the end of the applicable time period:

                        1 year        3 years       5 years      10 years
         -----------------------------------------------------------------------

                        $  960        $1,598        $2,160       $3,880

     2) If you annuitize or do not surrender your contract at the end of the applicable time period:

                        1 year        3 years       5 years      10 years
         -----------------------------------------------------------------------

                        $  360        $1,098        $1,860       $3,880

Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income or annuity payouts are made. See The contracts
- i4LIFE(SM) Advantage for IRA Contracts and Annuity payouts - including i4LIFE(SM) Advantage (Non-Qualified annuity contracts only). Refer to your Prospectus for a discussion of other charges or deductions. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Guaranteed Amount

The amount of the initial Guaranteed Amount varies based on when you elect the Rider. If you elect the Rider at the time you purchase the contract, the Guaranteed Amount will equal your initial purchase payment. If you elect the Rider after we issue the contract, the Guaranteed Amount will equal the contract value on the effective date of the Rider. The maximum Guaranteed Amount is $5,000,000. Additional purchase payments automatically increase the Guaranteed Amount; however, we may restrict purchase payments in the future. We will notify you if we restrict additional purchase payments. Each withdrawal reduces the Guaranteed Amount as discussed below. Since the charge for the Rider is based on the Guaranteed Amount, the cost of the Rider increases when additional purchase payments are made and decreases as withdrawals are made.

After the fifth anniversary of the Rider, you may elect to reset the Guaranteed Amount to an amount equal to the contract value on the effective date of the election of the reset. Additional resets are permitted, but you must wait at least 5 years between each reset. The reset may cause an increase in the percentage charge for this Rider. Purchase payments or withdrawals made after the reset adjust the Guaranteed Amount. In the future, we may limit your right to reset the Guaranteed Amount to your Rider anniversary dates, but no more frequently than once every five years.

Withdrawals

You will have access to your Guaranteed Amount through periodic withdrawals up to the Annual Withdrawal Limit each Benefit Year (until the Guaranteed Amount equals zero). The Benefit Year is the 12-month period starting with the effective date of the Rider and starting with each anniversary of the Rider effective date after that. If the contractowner elects to reset the Guaranteed Amount, the Benefit Year will begin on the date of the reset and each anniversary of the reset after that. On the effective date of the Rider, the Annual Withdrawal Limit is 7% of the Guaranteed Amount. The Annual Withdrawal Limit is increased by 7% of any additional purchase payment. The Annual Withdrawal Limit will also reset after a reset of the Guaranteed Amount to the greater of:

     a.   the Annual Withdrawal Limit immediately prior to the reset; or
     b.   7% of the new (reset) Guaranteed Amount.

If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Annual Withdrawal Limit, then:

1. the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and
2.   the Annual Withdrawal Limit will remain the same.

Withdrawals within the Annual Withdrawal Limit are not subject to surrender charges or a market value (interest) adjustment.

When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Annual Withdrawal Limit:

1.   The Guaranteed Amount is reduced to the lesser of:
     a.   the contract value immediately following the withdrawal, or
     b. the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.

2.   The Annual Withdrawal Limit will be the lesser of:
     a.   the Annual Withdrawal Limit immediately prior to the withdrawal; or
     b.   the greater of:
          i. 7% of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Annual Withdrawal Limit); or
          ii.  7% of the contract value immediately following the withdrawal.

In a declining market, withdrawals that exceed the Annual Withdrawal Limit may substantially deplete your Guaranteed Amount and reduce your Annual Withdrawal Limit.

You may use one of the following methods to request a withdrawal: submit an individual request at the time of the withdrawal, establish an automatic withdrawal service or select the Guaranteed Withdrawal Balance Annuity Payment Option. The Guaranteed Withdrawal Balance Annuity Payment Option is a fixed annuitization in which the contractowner will receive the Guaranteed Amount in annual annuity payments equal to the current 7% Annual Withdrawal Limit. Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero. This may result in a partial, final payment. We do not assess a charge for this annuity payment option and, once chosen, this payment option may not be changed. If the contract value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Withdrawal Balance Annuity Payment Option.

For IRA contracts, the annual amount available for withdrawal within the Annual Withdrawal Limit may not be sufficient to satisfy your required minimum distributions. This is particularly true for individuals over age 84. Therefore, you may have to make withdrawals that exceed the Annual Withdrawal Limit. Withdrawals over the Annual Withdrawal Limit may quickly and substantially decrease your Guaranteed Amount and Annual Withdrawal Limit, especially in a declining market. You should consult your tax advisor to determine if there are ways to limit the risks associated with these withdrawals. Such methods may involve the timing of withdrawals or foregoing resets of the Guaranteed Amount.

The tax consequences of withdrawals are discussed in your Prospectus, under Federal tax matters.

Any withdrawals you make, whether or not within the Annual Withdrawal Limit, will decrease your contract value. If the contract is surrendered, the contractowner will receive the contract value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.

Death Benefit

There is no provision for a lump sum payout of the Guaranteed Amount upon death of the contractowners or annuitant. All death benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. Refer to your prospectus for a discussion of death benefit payment options.

If the surviving spouse of the deceased contractowner continues the contract, all terms and conditions of the Rider will apply to the new contractowner. The new contractowner will then be eligible to elect to reset the Guaranteed Amount prior to the next available reset date; however, all other conditions for the reset apply and any subsequent reset by the new contractowner must meet all conditions for a reset.

If a beneficiary elects to receive the death benefit in installments (thereby keeping the contract in force), the beneficiary may continue the Principal Security Benefit if desired. In the event the contract value declines below the Guaranteed Amount (as adjusted for withdrawals of death benefit payments), the beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the Rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. However, resets of the Guaranteed Amount will not be permitted. Note: there are instances where the required installments of the death benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Annual Withdrawal Limit, thereby reducing the benefit of this Rider. If there are multiple beneficiaries, each beneficiary will be entitled to continue a share of the Principal Security Benefit equal to his or her share of the death benefit.

Rider Charge Waiver

After the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent reset of the Guaranteed Amount, the Rider charge may be waived. On each valuation date the Rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this Rider (or on the most recent reset date); and (2) subsequent purchase payments, then the quarterly Rider charge will be waived. If the withdrawals have been more than 10%, then the Rider charge will not be waived.

Termination

After the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent reset of the Guaranteed Amount, the Rider may be terminated. This Rider will automatically terminate on the annuity commencement date (unless the Guaranteed Withdrawal Balance Annuity Payment Option is elected) and upon termination, will not result in any increase in contract value equal to the Guaranteed Amount. The Rider will also terminate upon the last payment of the Guaranteed Amount. Upon effective termination of this Rider, the benefits and charges within this Rider will terminate.

Availability

This Rider is available for contracts issued after September 30, 2003.

                   Lincoln Life & Annuity Company of New York

                Lincoln New York Account N for Variable Annuities
                     Lincoln ChoicePlus Assurance (B Share)

                       Supplement dated September 29, 2003
                       to the Prospectus dated May 1, 2003

Please keep this Supplement with your current Lincoln ChoicePlus Assurance (B Share) Prospectus and retain it for reference. This Supplement introduces the Principal Security(SM) Benefit Rider.

The Principal Security(SM) Benefit Rider is available for purchase with nonqualified annuity contracts and IRAs. IRA contractowners must be under age
81. This Rider provides a Guaranteed Amount equal to the initial purchase payment (or contract value if elected after contract issue) as adjusted for purchase payments and withdrawals in accordance with the provisions set forth below. You may access this benefit through periodic withdrawals. Once the Rider has been in effect for at least five years, you have the opportunity to reset the Guaranteed Amount to a higher level (the contract value at the time of the reset). If you elect this Rider, the fixed account is not available except for dollar cost averaging of the purchase payments. There is no guarantee that the Rider will be available in the future as we reserve the right to discontinue this Rider at any time.

Effective Date

If the Rider is elected at contract issue, then the Rider will be effective on the contract's effective date. If the Rider is elected after the contract is issued (by sending a written request to our servicing office), the Rider will be effective on the next valuation date following approval by us. You cannot elect the Rider on or after the annuity commencement date.

Charges for the Rider

     The annual charge is currently 0.45% of the Guaranteed Amount as adjusted. The guaranteed annual maximum charge in the event of a reset of the Guaranteed Amount is 0.95%.

During the accumulation period, there is a charge for the Principal Security(SM) Benefit Rider, if elected. We will deduct the cost of this Rider from the contract value on a quarterly basis, with the first deduction occurring on the valuation date on or next following the three-month anniversary of the effective date of the Rider. This deduction will be made in proportion to the value in each subaccount on the valuation date the Rider charge is assessed. The charge will not apply to any portion of the Guaranteed Amount in the dollar cost averaging fixed account. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount.

If you reset the Guaranteed Amount, a pro-rata deduction of the Rider charge based on the Guaranteed Amount immediately prior to the reset will be made on the valuation date of the reset. This deduction covers the cost of the Rider from the time of the previous deduction to the date of the reset. At the time of the reset, the Rider charge may increase, but it will never exceed the guaranteed maximum annual charge of 0.95%. After a reset, we will deduct the Rider charge for the reset Guaranteed Amount on a quarterly basis, beginning on the valuation date on or next following the three-month anniversary of the reset. If you never reset your Guaranteed Amount, your percentage Rider charge will never change, although the amount we deduct for the charge will change as the Guaranteed Amount changes. The Rider charge will be discontinued upon the earlier of the annuity commencement date or termination of the Rider. The pro-rata amount of the Rider charge will be deducted upon termination of the Rider or surrender of the contract.

The Example below is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds and that the EGMDB and Principal SecuritySM Benefit are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1)   If you surrender your contract at the end of the applicable time period:

                    1 year           3 years           5 years          10 years
     ---------------------------------------------------------------------------
                    $1,065           $1,712            $2,384           $3,926

2) If you annuitize or do not surrender your contract at the end of the applicable time period: 1 year 3 years 5 years 10 years

                    1 year           3 years           5 years          10 years
     ---------------------------------------------------------------------------
                    $  365           $1,112            $1,884           $3,926

Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income or annuity payouts are made. See The contracts
- i4LIFE(SM) Advantage for IRA Contracts and Annuity payouts - including i4LIFE(SM) Advantage (Non-Qualified annuity contracts only). Refer to your Prospectus for a discussion of other charges or deductions. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Guaranteed Amount

The amount of the initial Guaranteed Amount varies based on when you elect the Rider. If you elect the Rider at the time you purchase the contract, the Guaranteed Amount will equal your initial purchase payment. If you elect the Rider after we issue the contract, the Guaranteed Amount will equal the contract value on the effective date of the Rider. The maximum Guaranteed Amount is $5,000,000. Additional purchase payments automatically increase the Guaranteed Amount; however, we may restrict purchase payments in the future. We will notify you if we restrict additional purchase payments. Each withdrawal reduces the Guaranteed Amount as discussed below. Since the charge for the Rider is based on the Guaranteed Amount, the cost of the Rider increases when additional purchase payments are made and decreases as withdrawals are made.

After the fifth anniversary of the Rider, you may elect to reset the Guaranteed Amount to an amount equal to the contract value on the effective date of the election of the reset. Additional resets are permitted, but you must wait at least 5 years between each reset. The reset may cause an increase in the percentage charge for this Rider. Purchase payments or withdrawals made after the reset adjust the Guaranteed Amount. In the future, we may limit your right to reset the Guaranteed Amount to your Rider anniversary dates, but no more frequently than once every five years.

Withdrawals

You will have access to your Guaranteed Amount through periodic withdrawals up to the Annual Withdrawal Limit each Benefit Year (until the Guaranteed Amount equals zero). The Benefit Year is the 12-month period starting with the effective date of the Rider and starting with each anniversary of the Rider effective date after that. If the contractowner elects to reset the Guaranteed Amount, the Benefit Year will begin on the date of the reset and each anniversary of the reset after that. On the effective date of the Rider, the Annual Withdrawal Limit is 7% of the Guaranteed Amount. The Annual Withdrawal Limit is increased by 7% of any additional purchase payment. The Annual Withdrawal Limit will also reset after a reset of the Guaranteed Amount to the greater of:

     a. the Annual Withdrawal Limit immediately prior to the reset; or
     b. 7% of the new (reset) Guaranteed Amount.

If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Annual Withdrawal Limit, then:

1. the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and
2.   the Annual Withdrawal Limit will remain the same.

Withdrawals within the Annual Withdrawal Limit are not subject to surrender charges or a market value (interest) adjustment.

When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Annual Withdrawal Limit:

1.   The Guaranteed Amount is reduced to the lesser of:
     a. the contract value immediately following the withdrawal, or
     b. the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.

2.   The Annual Withdrawal Limit will be the lesser of:
     a. the Annual Withdrawal Limit immediately prior to the withdrawal; or
     b. the greater of:
        i. 7% of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Annual Withdrawal Limit); or
        ii. 7% of the contract value immediately following the withdrawal.

In a declining market, withdrawals that exceed the Annual Withdrawal Limit may substantially deplete your Guaranteed Amount and reduce your Annual Withdrawal Limit.

You may use one of the following methods to request a withdrawal: submit an individual request at the time of the withdrawal, establish an automatic withdrawal service or select the Guaranteed Withdrawal Balance Annuity Payment Option. The Guaranteed Withdrawal Balance Annuity Payment Option is a fixed annuitization in which the contractowner will receive the Guaranteed Amount in annual annuity payments equal to the current 7% Annual Withdrawal Limit. Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero. This may result in a partial, final payment. We do not assess a charge for this annuity payment option and, once chosen, this payment option may not be changed. If the contract value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Withdrawal Balance Annuity Payment Option.

For IRA contracts, the annual amount available for withdrawal within the Annual Withdrawal Limit may not be sufficient to satisfy your required minimum distributions. This is particularly true for individuals over age 84. Therefore, you may have to make withdrawals that exceed the Annual Withdrawal Limit. Withdrawals over the Annual Withdrawal Limit may quickly and substantially decrease your Guaranteed Amount and Annual Withdrawal Limit, especially in a declining market. You should consult your tax advisor to determine if there are ways to limit the risks associated with these withdrawals. Such methods may involve the timing of withdrawals or foregoing resets of the Guaranteed Amount.

The tax consequences of withdrawals are discussed in your Prospectus, under Federal tax matters.

Any withdrawals you make, whether or not within the Annual Withdrawal Limit, will decrease your contract value. If the contract is surrendered, the contractowner will receive the contract value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.

Death Benefit

There is no provision for a lump sum payout of the Guaranteed Amount upon death of the contractowners or annuitant. All death benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. Refer to your prospectus for a discussion of death benefit payment options.

If the surviving spouse of the deceased contractowner continues the contract, all terms and conditions of the Rider will apply to the new contractowner. The new contractowner will then be eligible to elect to reset the Guaranteed Amount prior to the next available reset date; however, all other conditions for the reset apply and any subsequent reset by the new contractowner must meet all conditions for a reset.

If a beneficiary elects to receive the death benefit in installments (thereby keeping the contract in force), the beneficiary may continue the Principal Security Benefit if desired. In the event the contract value declines below the Guaranteed Amount (as adjusted for withdrawals of death benefit payments), the beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the Rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. However, resets of the Guaranteed Amount will not be permitted. Note: there are instances where the required installments of the death benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Annual Withdrawal Limit, thereby reducing the benefit of this Rider. If there are multiple beneficiaries, each beneficiary will be entitled to continue a share of the Principal Security Benefit equal to his or her share of the death benefit.

Rider Charge Waiver

After the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent reset of the Guaranteed Amount, the Rider charge may be waived. On each valuation date the Rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this Rider (or on the most recent reset date); and (2) subsequent purchase payments, then the quarterly Rider charge will be waived. If the withdrawals have been more than 10%, then the Rider charge will not be waived.

Termination

After the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent reset of the Guaranteed Amount, the Rider may be terminated. This Rider will automatically terminate on the annuity commencement date (unless the Guaranteed Withdrawal Balance Annuity Payment Option is elected) and upon termination, will not result in any increase in contract value equal to the Guaranteed Amount. The Rider will also terminate upon the last payment of the Guaranteed Amount. Upon effective termination of this Rider, the benefits and charges within this Rider will terminate.

Availability

This Rider is available for contracts issued after September 30, 2003.

                                     PART A

The Prospectus for the Lincoln ChoicePlus II variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-93875) filed on April 15, 2003.

Supplement to the prospectus for the Lincoln ChoicePlus II variable annuity contracts is incorporated herein by reference to 497 Filing (File No. 333-93875) filed on May 19, 2003.

The Prospectus for the Lincoln ChoicePlus Assurance (B Share) variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-93875) filed on April 15, 2003.

Supplement to the prospectus for the Lincoln ChoicePlus Assurance (B Share) variable annuity contracts is incorporated herein by reference to 497 Filing (File No. 333-93875) filed on May 19, 2003.

                   Lincoln Life & Annuity Company of New York

                Lincoln New York Account N for Variable Annuities

                                  ChoicePlus II

                       Supplement dated September 29, 2003
          to the Statement of Additional Information dated May 1, 2003

Please keep this Supplement with your current ChoicePlus II Statement of Additional Information and retain it for reference.

In the Calculation of investment results section, a third Standard Performance chart has been added to reflect performance data assuming the Principal Security(SM) Benefit Rider is in effect, as follows:

C. Standard Performance Data (assuming the Principal Security(SM) Benefit is in effect):

For the period ending December 31, 2002

                                                                                                     Since
                                                       Subaccount     1-Year With    5-Years With    Inception/
                                                        Commenced        EGMDB          EGMDB        With EGMDB
---------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund  (Series II)                        -38.51%          N/A          -36.18%        5/22/2000
AIM V.I. Int'l Growth Fund  (Series II)                  -23.56           N/A          -25.24         5/22/2000
AIM V.I. Premier Equity Fund  (Series II)                -37.87           N/A          -25.16         5/22/2000
AllianceBernstein Growth And Income (Class B)            -29.76           N/A          -10.55         5/22/2000
AllianceBernstein Premier Growth (Class B)               -38.20           N/A          -28.33         5/22/2000
AllianceBernstein Small Cap Value  (Class B)                N/A           N/A          -18.74         6/24/2002
AllianceBernstein Technology  (Class B)                  -48.98           N/A          -39.76         5/22/2000
American Funds Global Small Cap (Class 2)                -26.60           N/A          -22.17         5/22/2000
American Funds Growth  (Class 2)                         -31.91           N/A          -21.17         5/22/2000
American Funds Growth-Income (Class 2)                   -25.90           N/A           -8.77         5/22/2000
American Funds  International (Class 2)                  -22.46           N/A          -22.70         5/22/2000
Delaware VIP High Yield Series  (Service Class)           -6.30           N/A           -8.46         5/22/2000
Delaware VIP Large Cap Value  (Service Class)            -26.53           N/A           -8.55         5/22/2000
Delaware VIP REIT Series (Service Class)                  -3.54           N/A            8.10         5/22/2000
Delaware VIP Small Cap Value (Service Class)             -13.68           N/A            4.47         5/22/2000
Delaware VIP Trend Series (Service Class)                -27.84           N/A          -20.83         5/22/2000
Delaware VIP U.S. Growth Series (Service Class)             N/A           N/A          -21.85         6/24/2002
Fidelity VIP Contrafund  (Service Class 2)                  N/A           N/A          -16.04         6/24/2002
Fidelity VIP Equity-Income (Service Class 2)             -24.80           N/A           -9.92         5/22/2000
Fidelity VIP Growth (Service Class 2)                    -37.87           N/A          -25.74         5/22/2000
Fidelity VIP Overseas (Service Class 2)                  -28.17           N/A          -23.01         5/22/2000
FTVIPT Franklin Small Cap (Class 2)                      -36.08           N/A          -24.35         5/22/2000
FTVIPT Templeton Growth Securities (Class 2)             -26.05           N/A           -9.92         5/22/2000

Janus Aspen Balanced  (Service Class)                       N/A           N/A          -10.93%        6/24/2002
Janus Aspen Mid-Cap Growth (Service Class)                  N/A           N/A          -18.71         6/24/2002
Janus Aspen Worldwide Growth (Service Class)                N/A           N/A          -20.35         6/24/2002
Lincoln VIP Aggressive Growth (Service Class)               N/A           N/A          -21.26         6/24/2002
Lincoln VIP Bond (Service Class)                           2.13%          N/A            7.98         5/22/2000
Lincoln VIP Capital Appreciation (Service Class)            N/A           N/A          -21.23         6/24/2002
Lincoln VIP Global Asset Allocation (Service Class)         N/A           N/A          -14.46         6/24/2002
Lincoln VIP International (Service Class)                   N/A           N/A          -20.25         6/24/2002
Lincoln VIP Money Market (Service Class)                  -6.47           N/A           -0.24         5/22/2000
Lincoln VIP Social Awareness  (Service Class)               N/A           N/A          -18.10         6/24/2002
MFS(R)VIT Capital Opportunities  (Service Class)            N/A           N/A          -20.44         6/24/2002
MFS(R)VIT Emerging Growth (Service Class)                -41.30           N/A          -34.68         5/22/2000
MFS(R)VIT Total Return (Service Class)                   -13.19           N/A           -1.28         5/22/2000
MFS(R)VIT Utilities (Service Class)                      -30.55           N/A          -20.35         5/22/2000
Neuberger Berman AMT Mid-Cap Growth                         N/A           N/A          -21.80         6/24/2002
Neuberger Berman AMT Regency                                N/A           N/A          -18.54         6/24/2002
Putnam VT Growth & Income - Class IB                        N/A           N/A          -18.06         6/24/2002
Putnam VT Health Sciences - Class IB                        N/A           N/A          -12.31         6/24/2002
Scudder VIT EAFE Equity Index (Service Class)               N/A           N/A          -21.62         6/24/2002
Scudder VIT Equity 500 Index (Service Class)             -29.81           N/A          -19.73         5/22/2000
Scudder VIT Small Cap Index (Service Class)                 N/A           N/A          -23.12         6/24/2002

The performance figures shown reflect the cost of the EGMDB with the Principal Security(SM) Benefit. If the Guarantee of Principal death benefit option was in effect, the return would have been higher.

In addition, two additional Non-Standard Performance charts have been added to reflect performance data assuming the Principal Security(SM) Benefit Rider is in effect, as follows:

E. Non-Standard Performance Data (adjusted for contract expenses and surrender charges and assuming the Principal Security(SM) Benefit is in effect):

Period Ending December 31, 2002

                                                                    1 Year   3 Year     5 Year    10 Year
                                                         YTD with   with     with      with       with                As if
                                                           EGMDB    EGMDB    EGMDB     EGMDB      EGMDB      Lifetime Commenced
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund  (Series II)                         -38.51%   -38.51%  -34.05%   -11.02%      N/A       1.66%     5/5/1993
AIM V.I. Int'l Growth Fund  (Series II)                   -23.56    -23.56   -28.46     -7.83       N/A       0.97      5/5/1993
AIM V.I. Premier Equity Fund  (Series II)                 -37.87    -37.87   -24.23     -5.03       N/A       5.67      5/5/1993
AllianceBernstein Growth And Income (Class B)             -29.76    -29.76    -7.74      0.99      9.06%      8.17     1/14/1991
AllianceBernstein Premier Growth (Class B)                -38.20    -38.20   -26.55     -4.08      7.16       8.03     6/26/1992
AllianceBernstein Small Cap Value  (Class B)              -14.28    -14.28      N/A       N/A       N/A      -2.70      5/1/2001
AllianceBernstein Technology  (Class B)                   -48.98    -48.98   -35.57     -3.07       N/A      -0.15     1/11/1996
American Funds Global Small Cap (Class 2)                 -26.60    -26.60   -20.44       N/A       N/A       0.55     4/30/1998
American Funds Growth  (Class 2)                          -31.91    -31.91   -17.66      4.13     10.14      11.79      2/8/1984
American Funds Growth-Income (Class 2)                    -25.90    -25.90    -7.02      1.02      8.42      10.49      2/8/1984

American Funds  International (Class 2)                   -22.46%   -22.46%  -23.39%     0.02%     6.36%      5.01%     5/1/1990
Delaware VIP High Yield Series  (Service Class)            -6.30     -6.30    -9.36     -3.86      2.63       4.47     7/28/1988
Delaware VIP Large Cap Value  (Service Class)             -26.53    -26.53    -8.46     -3.95      6.78       6.12     7/28/1988
Delaware VIP REIT Series (Service Class)                   -3.54     -3.54   -11.77       N/A       N/A       3.60      5/4/1998
Delaware VIP Small Cap Value (Service Class)              -13.68    -13.68     4.03     -0.76       N/A       7.86    12/27/1993
Delaware VIP Trend Series (Service Class)                 -27.84    -27.84   -18.72     -2.68       N/A       7.93    12/27/1993
Delaware VIP U.S. Growth Series (Service Class)           -36.67    -36.67   -24.56       N/A       N/A     -21.63    11/15/1999
Fidelity VIP Contrafund  (Service Class 2)                -17.38    -17.38   -13.62     -1.90       N/A      10.06      1/3/1995
Fidelity VIP Equity-Income (Service Class 2)              -24.80    -24.80    -9.11     -2.48      7.62       7.93     10/9/1986
Fidelity VIP Growth (Service Class 2)                     -37.87    -37.87   -24.82     -3.26      6.22       8.26     10/9/1986
Fidelity VIP Overseas (Service Class 2)                   -28.17    -28.17   -24.92     -6.84      2.54       2.12     1/28/1987
FTVIPT Franklin Small Cap (Class 2)                       -36.08    -36.08   -24.29     -2.55       N/A       4.31    10/31/1995
FTVIPT Templeton Growth Securities (Class 2)              -26.05    -26.05   -10.36     -1.10       N/A       4.32     3/15/1994
Janus Aspen Balanced  (Service Class)                     -14.49    -14.49    -8.32     -6.48       N/A       9.70     9/13/1993
Janus Aspen Mid-Cap Growth (Service Class)                -35.61    -35.61   -39.10     -5.04       N/A       5.01     9/13/1993
Janus Aspen Worldwide Growth (Service Class)              -33.22    -33.22   -26.13     -2.27       N/A       8.13     9/13/1993
Lincoln VIP Aggressive Growth (Service Class)             -37.74    -37.74   -27.95    -12.41       N/A      -1.55      2/3/1994
Lincoln VIP Bond (Service Class)                            2.13      2.13     6.63      4.74      5.43       8.40    12/28/1981
Lincoln VIP Capital Appreciation (Service Class)          -34.47    -34.47   -27.77     -4.37       N/A       4.63      2/3/1994
Lincoln VIP Global Asset Allocation (Service Class)       -19.73    -19.73   -12.35     -3.17      4.79       5.37      8/3/1987
Lincoln VIP International (Service Class)                 -18.61    -18.61   -10.89     -0.97      5.11       3.30      5/1/1991
Lincoln VIP Money Market (Service Class)                   -6.47     -6.47     0.27      1.80      2.48       4.34      1/7/1982
Lincoln VIP Social Awareness  (Service Class)             -29.70    -29.70   -17.69     -4.81      8.09       9.55      5/2/1988
MFS(R) VIT Capital Opportunities  (Service Class)         -37.25    -37.25   -24.31     -3.41       N/A       2.32     8/14/1996
MFS(R) VIT Emerging Growth (Service Class)                -41.30    -41.30   -34.76     -6.34       N/A       2.49     7/24/1995
MFS(R) VIT Total Return (Service Class)                   -13.19    -13.19    -0.47     -3.24       N/A       8.53      1/3/1995
MFS(R) VIT Utilities (Service Class)                      -30.55    -30.55   -18.82     -3.47       N/A       7.02      1/3/1995
Neuberger Berman AMT Mid-Cap Growth                       -36.84    -36.84   -25.59     -1.44       N/A       1.93     11/3/1997
Neuberger Berman AMT Regency                              -18.34    -18.34      N/A       N/A       N/A     -14.50     8/22/2001
Putnam VT Growth & Income - Class IB                      -26.58    -26.58   -10.29     -3.42      6.58       8.50      2/1/1988
Putnam VT Health Sciences - Class IB                      -27.86    -27.86    -7.62       N/A       N/A      -4.07      5/1/1998
Scudder VIT EAFE Equity Index (Service Class)             -29.24    -29.24   -25.64     -7.95       N/A      -8.53     8/22/1997
Scudder VIT Equity 500 Index (Service Class)              -29.81    -29.81   -18.93     -3.36       N/A      -2.72     10/1/1997
Scudder VIT Small Cap Index (Service Class)               -28.33    -28.33   -11.92     -4.36       N/A      -3.11     8/25/1997

The performance figures shown reflect the cost of the EGMDB with the Principal Security(SM) Benefit. If the Guarantee of Principal death benefit option was in effect, the return would have been higher.

F. Non-Standard Performance Data (not adjusted for surrender charges or annual account fee and assuming the Principal Security(SM) Benefit is in effect):

Period Ending December 31, 2002

                                                                    1 Year   3 Year     5 Year    10 Year
                                                         YTD with   with     with      with       with                As if
                                                         EGMDB      EGMDB    EGMDB     EGMDB      EGMDB      Lifetime Commenced
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund  (Series II)                         -32.50%   -32.50%  -30.41%   -10.06%     N/A         1.68%    5/5/1993
AIM V.I. Int'l Growth Fund  (Series II)                   -17.54    -17.54   -25.33     -7.00      N/A         0.99     5/5/1993
AIM V.I. Premier Equity Fund  (Series II)                 -31.85    -31.85   -21.42     -4.29      N/A         5.69     5/5/1993
AllianceBernstein Growth And Income (Class B)             -23.74    -23.74    -5.80      1.58     9.08%        8.19    1/14/1991
AllianceBernstein Premier Growth (Class B)                -32.18    -32.18   -23.57     -3.37     7.19         8.05    6/26/1992
AllianceBernstein Small Cap Value  (Class B)               -8.25     -8.25      N/A       N/A      N/A         0.93     5/1/2001
AllianceBernstein Technology  (Class B)                   -42.96    -42.96   -31.77     -2.38      N/A         0.02    1/11/1996
American Funds Global Small Cap (Class 2)                 -20.58    -20.58   -17.87       N/A      N/A         1.19    4/30/1998
American Funds Growth  (Class 2)                          -25.90    -25.90   -15.25      4.66    10.16        11.81     2/8/1984
American Funds Growth-Income (Class 2)                    -19.88    -19.88    -5.11      1.61     8.44        10.51     2/8/1984
American Funds  International (Class 2)                   -16.44    -16.44   -20.63      0.63     6.38         5.03     5/1/1990
Delaware VIP High Yield Series  (Service Class)            -0.28     -0.28    -7.36     -3.15     2.65         4.49    7/28/1988
Delaware VIP Large Cap Value  (Service Class)             -20.51    -20.51    -6.49     -3.24     6.80         6.14    7/28/1988
Delaware VIP REIT Series (Service Class)                    2.48      2.48    12.19       N/A      N/A         4.18     5/4/1998
Delaware VIP Small Cap Value (Service Class)               -7.66     -7.66     5.57      0.46      N/A         7.88   12/27/1993
Delaware VIP Trend Series (Service Class)                 -21.82    -21.82   -16.26      2.33      N/A         7.95   12/27/1993
Delaware VIP U.S. Growth Series (Service Class)           -30.65    -30.65   -21.72       N/A      N/A       -19.52   11/15/1999
Fidelity VIP Contrafund  (Service Class 2)                -11.36    -11.36   -11.42      1.57      N/A        10.08     1/3/1995
Fidelity VIP Equity-Income (Service Class 2)              -18.78    -18.78    -7.12     -1.80     7.64         7.95    10/9/1986
Fidelity VIP Growth (Service Class 2)                     -31.85    -31.85   -21.96     -2.57     6.24         8.28    10/9/1986
Fidelity VIP Overseas (Service Class 2)                   -22.15    -22.15   -22.05     -6.04     2.56         2.14    1/28/1987
FTVIPT Franklin Small Cap (Class 2)                       -30.06    -30.06   -21.47     -1.87      N/A         4.33   10/31/1995
FTVIPT Templeton Growth Securities (Class 2)              -20.03    -20.03    -8.32     -0.46      N/A         4.34    3/15/1994
Janus Aspen Balanced  (Service Class)                      -8.47     -8.47    -6.36      6.05      N/A         9.72    9/13/1993
Janus Aspen Mid-Cap Growth (Service Class)                -29.59    -29.59   -34.89     -4.29      N/A         5.03    9/13/1993
Janus Aspen Worldwide Growth (Service Class)              -27.20    -27.20   -23.18     -1.61      N/A         8.15    9/13/1993
Lincoln VIP Aggressive Growth (Service Class)             -31.72    -31.72   -24.85    -11.40      N/A        -1.53     2/3/1994
Lincoln VIP Bond (Service Class)                            8.16      8.16     8.10      5.25     5.45         8.42   12/28/1981
Lincoln VIP Capital Appreciation (Service Class)          -28.45    -28.45   -24.69     -3.64      N/A         4.65     2/3/1994
Lincoln VIP Global Asset Allocation (Service Class)       -13.71    -13.71   -10.21     -2.47     4.81         5.39     8/3/1987
Lincoln VIP International (Service Class)                 -12.59    -12.59    -8.82     -0.33     5.13         3.32     5/1/1991
Lincoln VIP Money Market (Service Class)                   -0.45     -0.45     1.92      2.37     2.50         4.36     1/7/1982
Lincoln VIP Social Awareness  (Service Class)             -23.68    -23.68   -15.28     -4.07     8.11         9.57     5/2/1988
MFS(R) VIT Capital Opportunities  (Service Class)         -31.23    -31.23   -21.49     -2.71      N/A         2.48    8/14/1996
MFS(R) VIT Emerging Growth (Service Class)                -35.28    -35.28   -31.04     -5.56      N/A         2.52    7/24/1995

MFS(R) VIT Total Return (Service Class)                    -7.16%    -7.16%    1.20%    2.88%      N/A         8.55%    1/3/1995
MFS(R) VIT Utilities (Service Class)                      -24.53    -24.53   -16.35    -2.77       N/A         7.04     1/3/1995
Neuberger Berman AMT Mid-Cap Growth                       -30.82    -30.82   -22.68    -0.79       N/A         2.31    11/3/1997
Neuberger Berman AMT Regency                              -12.32    -12.32      N/A      N/A       N/A        -9.86    8/22/2001
Putnam VT Growth & Income - Class IB                      -20.56    -20.56    -8.25    -2.72      6.60%        8.52     2/1/1988
Putnam VT Health Sciences - Class IB                      -21.84    -21.84    -5.69      N/A       N/A        -3.31     5/1/1998
Scudder VIT EAFE Equity Index (Service Class)             -23.22    -23.22   -22.72    -7.11       N/A        -7.97    8/22/1997
Scudder VIT Equity 500 Index (Service Class)              -23.79    -23.79   -16.45    -2.66       N/A        -2.27    10/1/1997
Scudder VIT Small Cap Index (Service Class)               -22.31    -22.31    -9.81    -3.64       N/A        -2.66    8/25/1997

The performance figures shown reflect the cost of the EGMDB with the Principal SecuritySM Benefit. If the Guarantee of Principal death benefit option was in effect, the return would have been higher.

                   Lincoln Life & Annuity Company of New York

                Lincoln New York Account N for Variable Annuities

                         ChoicePlus Assurance (B Share)

                       Supplement dated September 29, 2003
          to the Statement of Additional Information dated May 1, 2003


Please keep this Supplement with your current ChoicePlus Assurance (B Share) Statement of Additional Information and retain it for reference.

In the Calculation of investment results section, a third Standard Performance chart has been added to reflect performance data assuming the Principal Security(SM) Benefit Rider is in effect, as follows:

C. Standard Performance Data (assuming the Principal Security(SM) Benefit is in effect):

For the period ending December 31, 2002

                                                                           1-year   5-year   Since
                                                             Subaccount    with     with     Inception
                                                             Commenced     EGMDB    EGMDB    with EGMB
                                                          ---------------------------------------------
AIM V.I. Growth Fund  (Series II)                             5/22/2000    -39.53%     N/A      -37.00%
AIM V.I. Int'l Growth Fund  (Series II)                       5/22/2000    -24.58      N/A      -25.89
AIM V.I. Premier Equity Fund  (Series II)                     5/22/2000    -38.92      N/A      -25.82
AllianceBernstein Growth And Income (Class B)                 5/22/2000    -30.78      N/A      -11.04
AllianceBernstein Premier Growth (Class B)                    5/22/2000    -39.21      N/A      -29.01
AllianceBernstein Small Cap Value  (Class B)                  6/24/2002       N/A      N/A      -19.79
AllianceBernstein Technology  (Class B)                       5/22/2000    -49.99      N/A      -40.65
American Funds Global Small Cap (Class 2)                     5/22/2000    -27.62      N/A      -22.77
American Funds Growth  (Class 2)                              5/22/2000    -32.93      N/A      -21.76
American Funds Growth-Income (Class 2)                        5/22/2000    -26.92      N/A       -9.25
American Funds  International (Class 2)                       5/22/2000    -23.48      N/A      -23.31
Delaware VIP High Yield Series  (Service Class)               5/22/2000     -7.27      N/A       -8.92
Delaware VIP Large Cap Value  (Service Class)                 5/22/2000    -27.38      N/A       -8.95
Delaware VIP REIT Series (Service Class)                      5/22/2000     -4.58      N/A        7.71
Delaware VIP Small Cap Value (Service Class)                  5/22/2000    -14.52      N/A        4.15
Delaware VIP Trend Series (Service Class)                     5/22/2000    -28.62      N/A      -21.33
Delaware VIP U.S. Growth Series (Service Class)               6/24/2002       N/A      N/A      -22.96
Fidelity VIP Contrafund  (Service Class 2)                    6/24/2002       N/A      N/A      -17.08
Fidelity VIP Equity-Income (Service Class 2)                  5/22/2000    -25.76      N/A      -10.38
Fidelity VIP Growth (Service Class 2)                         5/22/2000    -38.68      N/A      -26.29
Fidelity VIP Overseas (Service Class 2)                       5/22/2000    -29.02      N/A      -23.55
FTVIPT Franklin Small Cap (Class 2)                           5/22/2000    -37.09      N/A      -24.98
FTVIPT Templeton Growth Securities (Class 2)                  5/22/2000    -27.07      N/A      -10.41

Janus Aspen Balanced  (Service Class)                            6/24/2002          N/A         N/A         -11.95%
Janus Aspen Mid-Cap Growth (Service Class)                       6/24/2002          N/A         N/A         -19.68
Janus Aspen Worldwide Growth (Service Class)                     6/24/2002          N/A         N/A         -21.48
Lincoln VIP Aggressive Growth (Service Class)                    6/24/2002          N/A         N/A         -22.39
Lincoln VIP Bond (Service Class)                                 5/22/2000         0.83%        N/A           7.32
Lincoln VIP Capital Appreciation (Service Class)                 6/24/2002          N/A         N/A         -22.36
Lincoln VIP Global Asset Allocation (Service Class)              6/24/2002          N/A         N/A         -15.57
Lincoln VIP International (Service Class)                        6/24/2002          N/A         N/A         -21.22
Lincoln VIP Money Market (Service Class)                         5/22/2000        -7.76         N/A          -0.92
Lincoln VIP Social Awareness  (Service Class)                    6/24/2002          N/A         N/A         -19.23
MFS(R) VIT Capital Opportunities  (Service Class)                6/24/2002          N/A         N/A         -21.52
MFS(R) VIT Emerging Growth (Service Class)                       5/22/2000       -42.18         N/A         -35.41
MFS(R) VIT Total Return (Service Class)                          5/22/2000       -14.15         N/A          -1.69
MFS(R) VIT Utilities (Service Class)                             5/22/2000       -31.41         N/A         -20.86
Neuberger Berman AMT Mid-Cap Growth                              6/24/2002          N/A         N/A         -22.98
Neuberger Berman AMT Regency                                     6/24/2002          N/A         N/A         -19.60
Putnam VT Growth & Income - Class IB                             6/24/2002          N/A         N/A         -19.08
Putnam VT Health Sciences - Class IB                             6/24/2002          N/A         N/A         -13.40
Scudder VIT EAFE Equity Index (Service Class)                    6/24/2002          N/A         N/A         -22.63
Scudder VIT Equity 500 Index (Service Class)                     5/22/2000       -31.04         N/A         -20.51
Scudder VIT Small Cap Index (Service Class)                      6/24/2002          N/A         N/A         -24.07

The performance figures shown reflect the cost of the EGMDB with the Principal Security(SM) Benefit. If the Guarantee of Principal death benefit option was in effect, the return would have been higher.


In addition, two additional Non-Standard Performance charts have been added to reflect performance data assuming the Principal Security(SM) Benefit Rider is in effect, as follows:

E. Non-Standard Performance Data (adjusted for contract expenses and surrender charges and assuming the Principal Security(SM) Benefit is in effect):

Period Ending December 31, 2002

                                                     YTD      1 Year    3 Year   5 Year   10 Year
                                                     with     with      with     with     with                As if
                                                     EGMDB    EGMDB     EGMDB    EGMDB    EGMDB    Lifetime   Commenced
AIM V.I. Growth Fund                                -39.53%    -39.53%  -34.85%  -11.70%      N/A      1.63%   5/5/1993
AIM V.I. International Growth Fund                  -24.58     -24.58   -29.15    -8.43       N/A      0.94    5/5/1993
AIM V.I. Premier Equity Fund                        -38.92     -38.92   -24.85    -5.57       N/A      5.64    5/5/1993
AllianceBernstein Growth & Income Portfolio
 (Class B)                                          -30.78     -30.78    -8.16     0.56      9.02%     8.14   1/14/1991
AllianceBernstein Premier Growth Portfolio
 (Class B)                                          -39.21     -39.21   -27.20    -4.59      7.13      8.00   6/26/1992
AllianceBernstein Small Cap Value Portfolio
 (Class B)                                          -15.33     -15.33      N/A      N/A       N/A     -3.37    5/1/2001
AllianceBernstein Technology Portfolio (Class B)    -49.99     -49.99   -36.41    -3.56       N/A     -0.47   1/11/1996

American Funds Global Small Capitalization Fund (Class 2)     -27.62%    -27.62%   -20.99%     N/A      N/A       0.14%   4/30/1998
American Funds Growth Fund (Class 2)                          -32.93     -32.93    -18.18     3.76%   10.10%     11.75     2/8/1984
American Funds Growth-Income Fund (Class 2)                   -26.92     -26.92     -7.44     0.60     8.38      10.46     2/8/1984
American Funds International Fund (Class 2)                   -23.48     -23.48    -23.98    -0.42     6.33       4.97     5/1/1990
Delaware VIP High Yield Value Series (Service Class)           -7.27      -7.27     -9.79    -4.35     2.61       4.44    7/28/1988
Delaware VIP Large Cap Series (Service Class)                 -27.38     -27.38     -8.83    -4.42     6.76       6.10    7/28/1988
Delaware VIP REIT Series (Service Class)                       -4.58      -4.58    -11.45      N/A      N/A       3.18     5/4/1998
Delaware VIP Small Cap Value Series (Service Class)           -14.52     -14.52      3.75      N/A      N/A       7.84   12/27/1993
Delaware VIP Trend Series (Service Class)                     -28.62     -28.62    -19.18    -2.34      N/A       7.93   12/27/1993
Delaware VIP U.S. Growth Series (Service Class)               -37.76     -37.76    -25.21      N/A      N/A     -22.77   11/15/1999
Fidelity(R) VIP Contrafund Portfolio (Service Class 2)        -18.44     -18.44    -14.11    -1.48      N/A      10.01     1/3/1995
Fidelity(R) VIP Equity-Income Portfolio (Service Class 2)     -25.76     -25.76     -9.53    -2.94     7.59       7.90    10/9/1986
Fidelity(R) VIP Growth Portfolio (Service Class 2)            -38.68     -38.68    -25.35    -3.69     6.22       8.25    10/9/1986
Fidelity(R) VIP Overseas Portfolio (Service Class 2)          -29.02     -29.02    -25.47    -7.36     2.53       2.10    1/28/1987
FTVIPT Franklin Small Cap Fund (Class 2)                      -37.09     -37.09    -24.90    -3.03      N/A       4.27   10/31/1995
FTVIPT Templeton Growth Securities Fund (Class 2)             -27.07     -27.07    -10.81    -1.55      N/A       4.29    3/15/1994
Janus Aspen Balanced Portfolio (Service Class)                -15.53     -15.53     -8.76    -6.12      N/A       9.66    9/13/1993
Janus Aspen Mid Cap Growth Portfolio (Service Class)          -36.60     -36.60    -40.02    -5.56      N/A       4.98    9/13/1993
Janus Aspen Worldwide Growth Portfolio (Service Class)        -34.35     -34.35    -26.82    -2.78      N/A       8.07    9/13/1993
Lincoln VIP Aggressive Growth Fund (Service Class)            -38.77     -38.77    -28.78   -13.34      N/A      -1.81     2/3/1994
Lincoln VIP Bond Fund (Service Class)                           0.83       0.83      6.02     4.09     5.13       8.09   12/28/1981
Lincoln VIP Capital Appreciation Fund (Service Class)         -35.58     -35.58    -28.62    -5.12      N/A       4.34     2/3/1994
Lincoln VIP Global Asset Allocation Fund (Service Class)      -20.89     -20.89    -13.03    -3.90     4.50       5.08     8/3/1987
Lincoln VIP International Fund (Service Class)                -19.70     -19.70    -11.53    -1.65     4.83       3.02     5/1/1991
Lincoln VIP Money Market Fund (Service Class)                  -7.76      -7.76     -0.36     1.12     2.19       4.04     1/7/1982
Lincoln VIP Social Awareness Fund (Service Class)             -30.83     -30.83    -18.41    -5.58     7.79       9.25     5/2/1988
MFS(R) VIT Capital Opportunities Series (Service Class)       -38.33     -38.33    -24.94    -3.92      N/A       1.99    8/14/1996
MFS(R) VIT Emerging Growth Series (Service Class)             -42.18     -42.18    -35.52    -6.86      N/A       2.49    7/24/1995
MFS(R) VIT Total Return Series (Service Class)                -14.15     -14.15     -0.82    -2.86      N/A       8.50     1/3/1995
MFS(R) VIT Utilities Series (Service Class)                   -31.41     -31.41    -19.29    -3.92      N/A       7.01     1/3/1995
Neuberger Berman AMT Mid-Cap Growth Portfolio                 -38.00     -38.00    -26.28    -1.94      N/A       1.49    11/3/1997

Neuberger Berman AMT Regency Portfolio           -19.40%    -19.40%       N/A       N/A      N/A     -15.33%    8/22/2001
Putnam VT Growth & Income Fund (Class IB)        -27.63     -27.63     -10.75%    -3.93%    6.54%      8.46      2/1/1988
Putnam VT Health Sciences Fund (Class IB)        -28.94     -28.94      -8.08       N/A      N/A      -4.62      5/1/1998
Scudder VIT EAFE Equity Index Fund (Class B)     -30.32     -30.32     -26.44     -8.76      N/A      -9.33     8/22/1997
Scudder VIT Equity 500 Index Fund (Class A)      -31.04     -31.04     -19.68     -4.12      N/A      -3.45     10/1/1997
Scudder VIT Small Cap Index Fund (Class B)       -29.32     -29.32     -12.56     -5.09      N/A      -3.79     8/25/1997

The performance figures shown reflect the cost of the EGMDB with the Principal Security(SM) Benefit. If the Guarantee of Principal death benefit option was in effect, the return would have been higher.

F. Non-Standard Performance Data (not adjusted for surrender charges or annual account fee and assuming the Principal Security(SM) Benefit is in effect):

Period Ending December 31, 2002

                                                             YTD       1 Year   1 Year   1 Year  1 Year
                                                             with      with     with     with    with                 As
                                                             EGMDB     EGMDB    EGMDB    EGMDB   EGMDB    Lifetime    Commenced
AIM V.I. Growth Fund                                          -32.53%  -32.53%  -30.45%  -10.11%    N/A       1.63%    5/5/1993
AIM V.I. International Growth Fund                            -17.58   -17.58   -25.37    -7.05     N/A       0.94     5/5/1993
AIM V.I. Premier Equity Fund                                  -31.92   -31.92   -21.47    -4.35     N/A       5.64     5/5/1993
AllianceBernstein Growth & Income Portfolio (Class B)         -23.78   -23.78    -5.85     1.52    9.02%      8.14    1/14/1991
AllianceBernstein Premier Growth Portfolio (Class B)          -32.21   -32.21   -23.60    -3.41    7.13       8.00    6/26/1992
AllianceBernstein Small Cap Value Portfolio (Class B)          -8.33    -8.33      N/A      N/A     N/A       0.86     5/1/2001
AllianceBernstein Technology Portfolio (Class B)              -42.99   -42.99   -31.80    -2.43     N/A      -0.04    1/11/1996
American Funds Global Small Capitalization Fund (Class 2)     -20.62   -20.62   -17.91      N/A     N/A       1.19    4/30/1998
American Funds Growth Fund (Class 2)                          -25.93   -25.93   -15.30     4.60   10.10      11.75     2/8/1984
American Funds Growth-Income Fund (Class 2)                   -19.92   -19.92    -5.16     1.56    8.38      10.46     2/8/1984
American Funds International Fund (Class 2)                   -16.48   -16.48   -20.67     0.58    6.33       4.97     5/1/1990
Delaware VIP High Yield Value Series (Service Class)           -0.27    -0.27    -7.39    -3.19    2.61       4.44    7/28/1988
Delaware VIP Large Cap Series (Service Class)                 -20.38   -20.38    -6.48    -3.25    6.76       6.10    7/28/1988
Delaware VIP REIT Series (Service Class)                        2.42     2.42    12.13      N/A     N/A       4.12     5/4/1998
Delaware VIP Small Cap Value Series (Service Class)            -7.52    -7.52     5.57     0.44     N/A       7.84   12/27/1993
Delaware VIP Trend Series (Service Class)                     -21.62   -21.62   -16.22     2.34     N/A       7.93   12/27/1993
Delaware VIP U.S. Growth Series (Service Class)               -30.76   -30.76   -21.79      N/A     N/A     -19.59   11/15/1999
Fidelity(R) VIP Contrafund Portfolio (Service Class 2)        -11.44   -11.44   -11.48     1.51     N/A      10.02     1/3/1995
Fidelity(R) VIP Equity-Income Portfolio (Service Class 2)     -18.76   -18.76    -7.15    -1.84    7.59       7.90    10/9/1986
Fidelity(R) VIP Growth Portfolio (Service Class 2)            -31.68   -31.68   -21.92    -2.56    6.22       8.25    10/9/1986
Fidelity(R) VIP Overseas Portfolio (Service Class 2)          -22.02   -22.02   -22.04    -6.04    2.53       2.10    1/28/1987
FTVIPT Franklin  Small Cap Fund (Class 2)                     -30.09   -30.09   -21.51    -1.92     N/A       4.28   10/31/1995
FTVIPT Templeton Growth Securities Fund (Class 2)             -20.07   -20.07    -8.36    -0.51     N/A       4.29    3/15/1994

Janus Aspen Balanced Portfolio (Service Class)                -8.53%     -8.53%     -6.42%     5.99%     N/A     9.66%   9/13/1993
Janus Aspen Mid Cap Growth Portfolio (Service Class)         -29.60     -29.60     -34.91     -4.33      N/A     4.98    9/13/1993
Janus Aspen Worldwide Growth Portfolio (Service Class)       -27.35     -27.35     -23.26     -1.69      N/A     8.07    9/13/1993
Lincoln VIP Aggressive Growth Fund (Service Class)           -31.77     -31.77     -25.03    -11.63      N/A    -1.81     2/3/1994
Lincoln VIP Bond Fund (Service Class)                          7.83       7.83       7.77      4.93     5.13%    8.09   12/28/1981
Lincoln VIP Capital Appreciation Fund (Service Class)        -28.58     -28.58     -24.89     -3.92      N/A     4.34     2/3/1994
Lincoln VIP Global Asset Allocation Fund (Service Class)     -13.89     -13.89     -10.46     -2.76     4.50     5.08     8/3/1987
Lincoln VIP International Fund (Service Class)               -12.70     -12.70      -9.05     -0.60     4.83     3.02     5/1/1991
Lincoln VIP Money Market Fund (Service Class)                 -0.76      -0.76       1.61      2.06     2.19     4.04     1/7/1982
Lincoln VIP Social Awareness Fund (Service Class)            -23.83     -23.83     -15.51     -4.35     7.79     9.25     5/2/1988
MFS(R) VIT Capital Opportunities Series (Service Class)      -31.32     -31.32     -21.55     -2.78      N/A     2.41    8/14/1996
MFS(R) VIT Emerging Growth Series (Service Class)            -35.18     -35.18     -31.03     -5.57      N/A     2.49    7/24/1995
MFS(R) VIT Total Return Series (Service Class)                -7.15      -7.15       1.17      2.84      N/A     8.50     1/3/1995
MFS(R) VIT Utilities Series (Service Class)                  -24.40     -24.40     -16.33     -2.77      N/A     7.02     1/3/1995
Neuberger Berman AMT Mid-Cap Growth Portfolio                -31.00     -31.00     -22.77     -0.89      N/A     2.21    11/3/1997
Neuberger Berman AMT Regency Portfolio                       -12.40     -12.40        N/A       N/A      N/A    -9.93    8/22/2001
Putnam VT Growth & Income Fund (Class IB)                    -20.63     -20.63      -8.31     -2.78     6.54     8.46     2/1/1988
Putnam VT Health Sciences Fund (Class IB)                    -21.94     -21.94      -5.77       N/A      N/A    -3.38     5/1/1998
Scudder VIT EAFE Equity Index Fund (Class B)                 -23.32     -23.32     -22.91     -7.36      N/A    -8.22    8/22/1997
Scudder VIT Equity 500 Index Fund (Class A)                  -24.04     -24.04     -16.70     -2.97      N/A    -2.58    10/1/1997
Scudder VIT Small Cap Index Fund (Class B)                   -22.31     -22.31     -10.02     -3.89      N/A    -2.92    8/25/1997

The performance figures shown reflect the cost of the EGMDB with the Principal Security(SM) Benefit. If the Guarantee of Principal death benefit option was in effect, the return would have been higher.

                                     PART B

The Statement of Additional Information for the Lincoln ChoicePlus II variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-93875) filed on April 15, 2003.

The Statement of Additional Information for the Lincoln ChoicePlus Assurance (B Share) variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-93875) filed on April 15, 2003.

PART C--OTHER INFORMATION

ITEM 24.

   (a)  LIST OF FINANCIAL STATEMENTS


1.   Part A.
     The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-93875) filed on April 15, 2003.

2.   Part B.
     The following financial statements for the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-93875) filed on April 15, 2003.

     Statement of Assets and Liabilities - December 31, 2002
     Statement of Operations - Year ended December 31, 2002

     Statements of Changes in Net Assets - Years ended December 31, 2002 and
       2001


     Notes to Financial Statements
     Report of Ernst & Young LLP, Independent Auditors

3.   Part B.
     The following financial statements of Lincoln Life & Annuity Company of New York are incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-93875) filed on April 15, 2003.

     Balance Sheets - December 31, 2002 and 2001


     Statements of Income - Years ended December 31, 2002, 2001, and 2000 Statements of Shareholder's Equity - Years ended December 31, 2002, 2001, and 2000
     Statements of Cash Flows - Years ended December 31, 2002, 2001, and 2000 Notes to Financial Statements

     Report of Ernst & Young LLP, Independent Auditors

   (b)  List of Exhibits

     (1) (a) Resolution of Board of Directors and Memorandum authorizing establishment of Account N incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed December 30, 1999.

          (b) Amendment to that Certain Memorandum incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed December 30, 1999.

     (3) (a) Amended and Restated Principal Underwriting Agreement--Lincoln Financial Advisors/Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed December 30, 1999.

          (b) Wholesaling Agreement between Lincoln Life & Annuity Company of New York, Lincoln Financial Advisors, and Delaware Distributors, L.P. incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-93875) filed on April 18, 2001.

                    (1) Amendment to wholesaling agreement incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-93875) filed on April 18, 2001.

          (c) Standard Selling Group Agreement incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-93875) filed on April 27, 2000.

     (4) (a) ChoicePlus Contract incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-93875) filed on April 27, 2000.

          (b) ChoicePlus II Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

          (c) IRA Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-93875) filed on April 15, 2003.

          (d) Roth IRA Endorsement incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-93875) filed on April 15, 2003.

          (e) Variable Annuity Income Rider--Q incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-93875) filed on April 15, 2003.

          (f) Variable Annuity Income Rider--NQ incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-93875) filed on April 15, 2003.

          (g)  Principal Security Benefit Rider (Form 32793B-NY)

     (5) (a) ChoicePlus Application incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-93875) filed on April 27, 2000.

          (b) ChoicePlus II Application incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

          (c) Form of Application--Assurance incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-93875) filed on April 15, 2003.

     (6) Articles of Incorporation and By-laws of Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-10863) filed on August 27, 1996.

     (7)       Not applicable.

     (8) (a) Form of Service Agreement between Lincoln Life & Annuity Company of New York and Delaware Management Holdings, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 (File
               No. 333-93875) filed on April 27, 2000.

                    (1) Amendment to service agreement incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on April 9, 2002.

          (b) Administrative Services Agreement between Lincoln Life & Annuity Company of New York and Lincoln National Life Insurance Company dated 1-1-98 incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-38007) filed on October 11, 1999.

          (c) Participation Agreement between Lincoln Life & Annuity Company of New York and AIM Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-93875) filed on April 15, 2003.

          (d) Participation Agreement between Lincoln Life & Annuity Company of New York and the Capital Research and Management Company incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-93875) filed on April 15, 2003.

          (e) Participation Agreement between Lincoln Life & Annuity Company of New York and the Delaware Funds incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-93875) filed on April 15, 2003.

          (f) Participation Agreement between Lincoln Life & Annuity Company of New York and Variable Insurance Products incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-93875) filed on April 15, 2003.

          (g) Participation Agreement between Lincoln Life & Annuity Company of New York and Franklin/Templeton Funds incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.

          (h) Participation Agreement between Lincoln Life & Annuity Company of New York and MFS Variable Insurance Funds incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-93875) filed on April 15, 2003.

          (i) Participation Agreement between Lincoln Life & Annuity Company of New York and Alliance Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-93875) filed on April 15, 2003.

          (j) Participation Agreement between Lincoln Life & Annuity Company of New York and BT Insurance Funds incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-93875) filed on April 15, 2003.

          (k) Participation Agreement between Lincoln Life & Annuity Company of New York and the Liberty Variable Investment Trust Fund incorporated herein by reference to Post-Effective Amendment
               No. 1 (File No. 333-93875) filed on April 18, 2001.

               (1) Amendment dated June 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-93875) filed on April 18, 2001.

          (l) Form of Participation Agreement between Lincoln Life & Annuity Company of New York and the Lincoln Variable Products Trust incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-93875) filed on April 15, 2003.

          (m) Participation Agreement between Lincoln Life & Annuity Company of New York and Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-93875) filed on April 15, 2003.

          (n) Participation Agreement between Lincoln Life & Annuity Company of New York and Putnam Variable Trust incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-93875) filed on April 15, 2003.

          (o) Participation Agreement between Lincoln Life & Annuity Company of New York and Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-93875) filed on April 15, 2003.

     (9) (a) Opinion and Consent of Robert O. Sheppard, Counsel of Lincoln Life & Annuity Company of New York incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-93875) filed on April 27, 2000.

          (b) Opinion and consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 3 (File No.333-93875) filed on April 16, 2002.

          (c) Opinion and consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-93875) filed on April 15, 2003.

    (10)  Consent of Ernst & Young LLP, Independent Auditors.

    (11)  Not applicable.

    (12)  Not applicable.

    (13) Schedule of Performance Computation is incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-93875) filed on April 27, 2000.

    (14)  Not applicable.

    (15) Organizational Chart of Lincoln National Life Insurance Holding Company System is incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-38007) filed on September 22, 2003.

    (16) Power of Attorney incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-93875) filed on April 15, 2003.

ITEM 25.

     The following list contains the officers of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to the Lincoln New York Account N for Variable Annuities as well as the contracts, funded through Account N. The list also shows Lincoln Life & Annuity Company of New York's executive officers and directors.

                                          POSITIONS AND OFFICES WITH LINCOLN
NAME                                      LIFE & ANNUITY COMPANY OF NEW YORK
----                                      ------------------------------------
John H. Gotta****                         President and Director
Janet Chrzan**                            2nd Vice President and
                                            Chief Financial Officer


J. Patrick Barrett                        Director
        Chairman and CEO
        Carpat Investments
        4605 Watergap
        Manlius, NY  13104
Robert D. Bond**                          Director
Jon A. Boscia***                          Director
Donna D. DeRosa****                       Director
Christine Frederick****                   Chief Compliance Officer
Rise' C.M. Taylor**                       2nd Vice President and Assistant Treasurer
Barbara S. Kowalczyk***                   Director
M. Leanne Lachman                         Director
        Principal
        Lend Lease Real Estate Investments
        787 7th Avenue - 46th Floor
        New York, NY  10019
Louis G. Marcoccia                        Director
        Senior Vice President
        Syracuse University
        Skytop Office Building
        Skytop Road
        Syracuse, NY 13244-5300
Gary W. Parker****                        2nd Vice President and Director
Ron J. Ponder                             Director
        Executive Vice President & CIO
        WellPoint Health Networks, Inc.
        1 Wellpoint Way
        T2-2G4
        Thousand Oaks, CA 91362
Jill S. Ruckelshaus                       Director
        1015 Evergreen Point Road
        PO Box 76
        Medina, WA 98039
Robert O. Sheppard*                       2nd Vice President and General Counsel
Todd R. Stephenson**                      Director
Eldon J. Summers**                        Treasurer
Richard C. Vaughan***                     Director
C. Suzanne Womack***                      Secretary

*    Principal business address is 100 Madison Street, Suite 1860, Syracuse,
     NY 13202
**   Principal business address is 1300 S. Clinton Street, Fort Wayne, IN 46802
***  Principal business address is Center Square West Tower, 1500 Market
     Street-Suite 3900, Philadelphia, PA 19102-2112
**** Principal business address is 350 Church Street, Hartford, CT 06103

ITEM 26.

                      PERSONS CONTROLLED BY OR UNDER COMMON
                    CONTROL WITH THE DEPOSITOR OR REGISTRANT

   See Exhibit 15: The Organizational Chart of The Lincoln National Insurance Holding Company System.

ITEM 27.

                            NUMBER OF CONTRACT OWNERS

     As of June 30, 2003, there were 1,459 contractowners under Lincoln New York Variable Annuity Account N.

ITEM 28.

                          INDEMNIFICATION--UNDERTAKING

(a) Brief description of indemnification provisions.

    In general, Article VII Section 2 of the By-Laws of Lincoln Life & Annuity Co. of NY (LNY) provides that LNY will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNY, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, LNY. Certain additional conditions apply to indemnification in criminal proceedings.

    In particular, separate conditions govern indemnification of directors, officers, and employees of LNY in connection with suits by, or in the rights of LNY.

    Please refer to Article VII of the By-Laws of LNY (Exhibit No. 6(a) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.

(b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.

(a) Lincoln Financial Advisors Corporation is the Principal Underwriter for Lincoln Life & Annuity Variable Annuity Account H; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln New York Account N for Variable Annuities; LLANY Separate Account R for Flexible Premium Variable Life Insurance; LLANY Separate Account S for Flexible Premium Variable Life Insurance; and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.

(b)  OFFICERS AND DIRECTORS

NAME & TITLE               BUSINESS ADDRESS

Robert W. Dineen*          President and Director
Randy Bailin**             Vice President
Lucy D. Gase***            Vice President, Assistant Secretary and Director
Matthew Lynch**            Senior Vice President, Chief Financial Officer, and
                           Director
Cynthia A. Rose****        Secretary
Eldon J. Summers****       Treasurer
J. Michael Hemp*****       Director

* Principal business address of each person is One Commerce Square, 2005 Market Street, Philadelphia, PA 19103-3682
** Principal business address of each person is 350 Church Street, Hartford, CT 06103
*** Principal business address of each person is 1300 S. Clinton Street, Suite 150, Fort Wayne, IN 46802
**** Principal business address of each person is 1300 S. Clinton Street, Fort Wayne, IN 46802
***** Principal business address of each person is 18383 Preston Road, Suite
      230, Dallas, TX 75242-5499
                                       C-5

(c) N/A


ITEM 30.

                        LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books, and other documents required to be maintained by
     Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company ("Lincoln Life"), 1300 S. Clinton Street, Fort Wayne, Indiana 46802 pursuant to an administrative services agreement with Lincoln Life & Annuity Company of New York. Lincoln Life has an entered into an agreement with Delaware Management Holdings Inc., One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103 to provide accounting services for the VAA.

ITEM 31.

     Not applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request to LNY at the address or phone number listed in the Prospectus.

(d) LNY hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by LNY.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES


(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 8 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 23rd day of September, 2003.


                               LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES (Registrant)

                               Lincoln ChoicePlus, ChoicePlus II, & ChoicePlus Assurance (B Share)


                               By: /s/ Ronald L. Stopher
                                  ----------------------------------------------
                                  Ronald L. Stopher
                                  2nd Vice President, Lincoln Life & Annuity
                                  Company of New York


                               LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                                    (Depositor)


                               By: /s/ Rise' C. M. Taylor
                                  ----------------------------------------------
                                  Rise' C. M. Taylor
                                  (Signature-Officer of Depositor)
                                  2nd Vice President, Lincoln Life & Annuity
                                  Company of New York
                                  (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on September 23, 2003.

Signature                           Title

*                                   President and Director
----------------------------------  (Principal Executive Officer)
John H. Gotta

*                                   2nd Vice President and Chief
----------------------------------  Financial Officer
Janet Chrzan                        (Principal Accounting Officer and
                                    Principal Financial Officer)

*                                   Director
----------------------------------
J. Patrick Barrett

*                                   Director
----------------------------------
Robert D. Bond

*                                   Director
----------------------------------
Jon A. Boscia

                                    Director
----------------------------------
Donna D. DeRosa

*                                   Director
----------------------------------
Barbara S. Kowalczyk

*                                   Director
----------------------------------
M. Leanne Lachman

*                                   Director
----------------------------------
Louis G. Marcoccia

*                                   2nd Vice President and Director
----------------------------------
Gary W. Parker

*                                   Director
----------------------------------
Ron J. Ponder

                                    Director
----------------------------------
Jill S. Ruckelshaus

                                    Director
----------------------------------
Todd R. Stephenson

*                                   Director
----------------------------------
Richard C. Vaughan


*By /s/ Rise' C. M. Taylor          Pursuant to a Power of Attorney
   -------------------------------
   Rise' C. M. Taylor